Retail | Delaware Foundation Conservative Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 8, 2010, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class" for more information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Conservative Allocation Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Conservative Allocation Fund		A	B	C	R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other Expenses		0.60%	0.60%	0.60%	0.60%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.57%	2.27%	2.27%	1.87%
Fee waivers and expense reimbursements	[2]	(0.44%)	(0.39%)	(0.39%)	(0.49%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.88%	1.88%	1.38%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50%, respectively, of average daily net assets. These waivers and reimbursements may be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	684	1,002	1,342	2,300
B	591	947	1,405	2,399
C	291	672	1,180	2,575
R	141	540	965	2,150

Expense Example, No Redemption Delaware Foundation Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	191	672	1,180	2,399
C	191	672	1,180	2,575

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 40% policy weight (20-50% range)

  U.S. Equity Asset Class: 20% policy weight (5-30% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core

  International Equity Asset Class: 15% weight (5-30% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 5% policy weight (0-10% range)

Fixed Income Asset Class: 60% policy weight (50-80% range)

  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
  o Diversified Fixed Income: 58% policy weight (30-70% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.83% for the quarter ended September 30, 2009, and its lowest quarterly return was -5.98% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Conservative Allocation Fund	1 Year	5 Years	10 Years	Since Inception
A After Taxes on Distibutions	1.65%	3.49%	3.32%
A After Taxes on Distibutions and Sale of Fund Shares	2.40%	3.35%	3.14%
A	3.37%	4.62%	4.34%
B	3.37%	4.87%	4.32%
C	7.75%	5.07%	4.14%
R	9.42%	5.61%		6.15%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Conservative Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Conservative Allocation Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		0.60%
Acquired fund fees and expenses	[1]	0.02%
Total annual fund operating expenses		1.27%
Fee waivers and expense reimbursements	[2]	(0.39%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.88%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	90	364	660	1,500

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 40% policy weight (20-50% range)
  U.S. Equity Asset Class: 20% policy weight (5-30% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 15% weight (5-30% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 5% policy weight (0-10% range)
Fixed Income Asset Class: 60% policy weight (50-80% range)
  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
  o Diversified Fixed Income: 58% policy weight (30-70% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.92% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.91% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Conservative Allocation Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	8.04%	4.92%	4.09%
Institutional After Taxes on Distibutions and Sale of Fund Shares	6.69%	4.62%	3.86%
Institutional	9.96%	6.15%	5.20%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Growth Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Growth Allocation Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Growth Allocation Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		0.71%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses		1.40%
Fee waivers and expense reimbursements	[2]	(0.50%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	92	394	718	1,636

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 80% policy weight (55-90% range)
  U.S. Equity Asset Class: 40% policy weight (15-50% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 30% policy weight (15-50% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 10% policy weight (0-20% range)
Fixed Income Asset Class: 20% policy weight (10-45% range)
  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
  o Diversified Fixed Income: 18% policy weight (10-40% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 16.05% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Growth Allocation Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	11.39%	2.89%	3.29%
Institutional After Taxes on Distibutions and Sale of Fund Shares	7.85%	2.93%	3.13%
Institutional	12.07%	3.72%	3.82%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Growth Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Growth Allocation Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 1, 2011, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account  Choosing a share class" for more information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Growth Allocation Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Growth Allocation Fund		A	B	C	R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other Expenses		0.71%	0.71%	0.71%	0.71%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses		1.70%	2.40%	2.40%	2.00%
Fee waivers and expense reimbursements	[2]	(0.55%)	(0.50%)	(0.50%)	(0.60%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%	1.90%	1.90%	1.40%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	1,029	1,396	2,425
B	593	976	1,460	2,524
C	293	701	1,235	2,698
R	143	569	1,022	2,279

Expense Example, No Redemption Delaware Foundation Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	701	1,235	2,524
C	193	701	1,235	2,698

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 80% policy weight (55-90% range)
  U.S. Equity Asset Class: 40% policy weight (15-50% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 30% policy weight (15-50% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 10% policy weight (0-20% range)
Fixed Income Asset Class: 20% policy weight (10-45% range)
  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
  o Diversified Fixed Income: 18% policy weight (10-40% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 16.13% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.59% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Growth Allocation Fund	1 Year	5 Years	10 Years	Since Inception
A After Taxes on Distibutions	4.94%	1.47%	2.48%
A After Taxes on Distibutions and Sale of Fund Shares	3.57%	1.68%	2.39%
A	5.50%	2.25%	2.96%
B	5.50%	2.30%	2.95%
C	10.09%	2.69%	2.78%
R	11.65%	3.22%		6.50%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Moderate Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Moderate Allocation Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		0.41%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses		1.10%
Fee waivers and expense reimbursements	[2]	(0.20%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	92	330	587	1,322

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 60% policy weight (40-70% range)
  U.S. Equity Asset Class: 30% policy weight (10-40% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 22.5% policy weight (10-40% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range) o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)
Fixed Income Asset Class: 40% policy weight (30-60% range)
  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
  o Diversified Fixed Income: 38% policy weight (20-50% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Moderate Allocation Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	10.46%	4.30%	4.06%
Institutional After Taxes on Distibutions and Sale of Fund Shares	7.34%	3.99%	3.75%
Institutional	11.36%	5.11%	4.75%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Moderate Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Moderate Allocation Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Moderate Allocation Fund		A	B	C	R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.27%	1.00%	1.00%	0.60%
Other Expenses		0.41%	0.41%	0.41%	0.41%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses		1.37%	2.10%	2.10%	1.70%
Fee waivers and expense reimbursements	[2]	(0.24%)	(0.20%)	(0.20%)	(0.30%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.90%	1.90%	1.40%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% (currently waived to 0.25%) on all shares acquired on or after June 1, 1992.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	684	962	1,260	2,107
B	593	914	1,336	2,229
C	293	639	1,111	2,415
R	143	506	895	1,984

Expense Example, No Redemption Delaware Foundation Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	639	1,111	2,229
C	193	639	1,111	2,415

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 60% policy weight (40-70% range)
  U.S. Equity Asset Class: 30% policy weight (10-40% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 22.5% policy weight (10-40% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)
Fixed Income Asset Class: 40% policy weight (30-60% range)
  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
  o Diversified Fixed Income: 38% policy weight (20-50% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.92% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Moderate Allocation Fund	1 Year	5 Years	10 Years	Since Inception
A After Taxes on Distibutions	3.95%	2.90%	3.26%
A After Taxes on Distibutions and Sale of Fund Shares	3.03%	2.74%	3.01%
A	4.72%	3.62%	3.86%
B	4.72%	3.68%	3.86%
C	9.24%	4.06%	3.70%
R	10.80%	4.59%		6.43%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Equity Fund
What is the Fund's investment objective?
Delaware Foundation® Equity Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Equity Fund	A	C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Equity Fund		A	C	R
Management Fees		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other Expenses		18.20%	18.20%	18.20%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%
Total annual fund operating expenses		19.19%	19.89%	19.49%
Fee waivers and expense reimbursements	[2]	(17.99%)	(17.94%)	(18.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.20%	1.95%	1.45%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fee from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	3,931	6,318	9,882
C	298	3,710	6,253	9,953
R	148	3,620	6,159	9,909

Expense Example, No Redemption Delaware Foundation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C	198	3,710	6,253	9,953

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 98% policy weight (80-100% range)
  U.S. Equity Asset Class: 49% policy weight (20-70% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 37% policy weight (15-60% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)
Fixed Income Asset Class: 2% policy weight (0-20% range)
  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
  o Diversified Fixed Income: 0% policy weight (0-10% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the period illustrated in this bar chart, Class A's highest quarterly return was 14.29% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.32% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Equity Fund	1 Year	Since Inception
A After Taxes on Distibutions	5.95%	12.42%
A After Taxes on Distibutions and Sale of Fund Shares	4.74%	10.93%
A	7.22%	13.60%
C	11.93%	17.93%
R	13.42%	18.43%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)	12.67%	17.00%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	13.21%	17.53%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Equity Fund
What is the Fund's investment objective?
Delaware Foundation® Equity Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Equity Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		18.20%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses		18.89%
Fee waivers and expense reimbursements	[2]	(17.94%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.95%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	97	3,501	6,025	9,837

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 98% policy weight (80-100% range)
  U.S. Equity Asset Class: 49% policy weight (20-70% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 37% policy weight (15-60% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)
Fixed Income Asset Class: 2% policy weight (0-20% range)
  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
  o Diversified Fixed Income: 0% policy weight (0-10% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 14.27% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.22% for the quarter ended June 30, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Equity Fund	1 Year	Since Inception
Institutional After Taxes on Distibutions	12.58%	17.72%
Institutional After Taxes on Distibutions and Sale of Fund Shares	9.17%	15.50%
Institutional	14.03%	19.05%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)	12.67%	17.00%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	13.21%	17.53%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Moderate Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Moderate Allocation Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		0.41%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses		1.10%
Fee waivers and expense reimbursements	[2]	(0.20%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	92	330	587	1,322

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 60% policy weight (40-70% range)
  U.S. Equity Asset Class: 30% policy weight (10-40% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 22.5% policy weight (10-40% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range) o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)
Fixed Income Asset Class: 40% policy weight (30-60% range)
  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
  o Diversified Fixed Income: 38% policy weight (20-50% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Moderate Allocation Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	10.46%	4.30%	4.06%
Institutional After Taxes on Distibutions and Sale of Fund Shares	7.34%	3.99%	3.75%
Institutional	11.36%	5.11%	4.75%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Equity Fund
What is the Fund's investment objective?
Delaware Foundation® Equity Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Equity Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		18.20%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses		18.89%
Fee waivers and expense reimbursements	[2]	(17.94%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.95%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	97	3,501	6,025	9,837

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 98% policy weight (80-100% range)
  U.S. Equity Asset Class: 49% policy weight (20-70% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 37% policy weight (15-60% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)
Fixed Income Asset Class: 2% policy weight (0-20% range)
  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
  o Diversified Fixed Income: 0% policy weight (0-10% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 14.27% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.22% for the quarter ended June 30, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Equity Fund	1 Year	Since Inception
Institutional After Taxes on Distibutions	12.58%	17.72%
Institutional After Taxes on Distibutions and Sale of Fund Shares	9.17%	15.50%
Institutional	14.03%	19.05%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)	12.67%	17.00%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	13.21%	17.53%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Conservative Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Conservative Allocation Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		0.60%
Acquired fund fees and expenses	[1]	0.02%
Total annual fund operating expenses		1.27%
Fee waivers and expense reimbursements	[2]	(0.39%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.88%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	90	364	660	1,500

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 40% policy weight (20-50% range)
  U.S. Equity Asset Class: 20% policy weight (5-30% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 15% weight (5-30% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 5% policy weight (0-10% range)
Fixed Income Asset Class: 60% policy weight (50-80% range)
  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
  o Diversified Fixed Income: 58% policy weight (30-70% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.92% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.91% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Conservative Allocation Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	8.04%	4.92%	4.09%
Institutional After Taxes on Distibutions and Sale of Fund Shares	6.69%	4.62%	3.86%
Institutional	9.96%	6.15%	5.20%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Foundation Growth Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Growth Allocation Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Growth Allocation Fund		Institutional
Management Fees		0.65%
Distribution and service (12b-1) fees		none
Other Expenses		0.71%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses		1.40%
Fee waivers and expense reimbursements	[2]	(0.50%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	92	394	718	1,636

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 80% policy weight (55-90% range)
  U.S. Equity Asset Class: 40% policy weight (15-50% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 30% policy weight (15-50% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 10% policy weight (0-20% range)
Fixed Income Asset Class: 20% policy weight (10-45% range)
  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
  o Diversified Fixed Income: 18% policy weight (10-40% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 16.05% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Growth Allocation Fund	1 Year	5 Years	10 Years
Institutional After Taxes on Distibutions	11.39%	2.89%	3.29%
Institutional After Taxes on Distibutions and Sale of Fund Shares	7.85%	2.93%	3.13%
Institutional	12.07%	3.72%	3.82%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Moderate Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Moderate Allocation Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Moderate Allocation Fund		A	B	C	R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.27%	1.00%	1.00%	0.60%
Other Expenses		0.41%	0.41%	0.41%	0.41%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses		1.37%	2.10%	2.10%	1.70%
Fee waivers and expense reimbursements	[2]	(0.24%)	(0.20%)	(0.20%)	(0.30%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.90%	1.90%	1.40%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% (currently waived to 0.25%) on all shares acquired on or after June 1, 1992.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	684	962	1,260	2,107
B	593	914	1,336	2,229
C	293	639	1,111	2,415
R	143	506	895	1,984

Expense Example, No Redemption Delaware Foundation Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	639	1,111	2,229
C	193	639	1,111	2,415

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 60% policy weight (40-70% range)
  U.S. Equity Asset Class: 30% policy weight (10-40% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 22.5% policy weight (10-40% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)
Fixed Income Asset Class: 40% policy weight (30-60% range)
  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
  o Diversified Fixed Income: 38% policy weight (20-50% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.92% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Moderate Allocation Fund	1 Year	5 Years	10 Years	Since Inception
A After Taxes on Distibutions	3.95%	2.90%	3.26%
A After Taxes on Distibutions and Sale of Fund Shares	3.03%	2.74%	3.01%
A	4.72%	3.62%	3.86%
B	4.72%	3.68%	3.86%
C	9.24%	4.06%	3.70%
R	10.80%	4.59%		6.43%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Equity Fund
What is the Fund's investment objective?
Delaware Foundation® Equity Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Equity Fund	A	C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Equity Fund		A	C	R
Management Fees		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other Expenses		18.20%	18.20%	18.20%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%
Total annual fund operating expenses		19.19%	19.89%	19.49%
Fee waivers and expense reimbursements	[2]	(17.99%)	(17.94%)	(18.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.20%	1.95%	1.45%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fee from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	3,931	6,318	9,882
C	298	3,710	6,253	9,953
R	148	3,620	6,159	9,909

Expense Example, No Redemption Delaware Foundation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C	198	3,710	6,253	9,953

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 98% policy weight (80-100% range)
  U.S. Equity Asset Class: 49% policy weight (20-70% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 37% policy weight (15-60% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)
Fixed Income Asset Class: 2% policy weight (0-20% range)
  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
  o Diversified Fixed Income: 0% policy weight (0-10% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the period illustrated in this bar chart, Class A's highest quarterly return was 14.29% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.32% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Equity Fund	1 Year	Since Inception
A After Taxes on Distibutions	5.95%	12.42%
A After Taxes on Distibutions and Sale of Fund Shares	4.74%	10.93%
A	7.22%	13.60%
C	11.93%	17.93%
R	13.42%	18.43%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)	12.67%	17.00%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	13.21%	17.53%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Conservative Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 8, 2010, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class" for more information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Conservative Allocation Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Conservative Allocation Fund		A	B	C	R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other Expenses		0.60%	0.60%	0.60%	0.60%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.57%	2.27%	2.27%	1.87%
Fee waivers and expense reimbursements	[2]	(0.44%)	(0.39%)	(0.39%)	(0.49%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.88%	1.88%	1.38%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50%, respectively, of average daily net assets. These waivers and reimbursements may be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	684	1,002	1,342	2,300
B	591	947	1,405	2,399
C	291	672	1,180	2,575
R	141	540	965	2,150

Expense Example, No Redemption Delaware Foundation Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	191	672	1,180	2,399
C	191	672	1,180	2,575

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 40% policy weight (20-50% range)

  U.S. Equity Asset Class: 20% policy weight (5-30% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core

  International Equity Asset Class: 15% weight (5-30% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 5% policy weight (0-10% range)

Fixed Income Asset Class: 60% policy weight (50-80% range)

  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
  o Diversified Fixed Income: 58% policy weight (30-70% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.83% for the quarter ended September 30, 2009, and its lowest quarterly return was -5.98% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Conservative Allocation Fund	1 Year	5 Years	10 Years	Since Inception
A After Taxes on Distibutions	1.65%	3.49%	3.32%
A After Taxes on Distibutions and Sale of Fund Shares	2.40%	3.35%	3.14%
A	3.37%	4.62%	4.34%
B	3.37%	4.87%	4.32%
C	7.75%	5.07%	4.14%
R	9.42%	5.61%		6.15%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Foundation Growth Allocation Fund
What is the Fund's investment objective?
Delaware Foundation Growth Allocation Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 1, 2011, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account  Choosing a share class" for more information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Growth Allocation Fund	A	B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Growth Allocation Fund		A	B	C	R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other Expenses		0.71%	0.71%	0.71%	0.71%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses		1.70%	2.40%	2.40%	2.00%
Fee waivers and expense reimbursements	[2]	(0.55%)	(0.50%)	(0.50%)	(0.60%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%	1.90%	1.90%	1.40%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	1,029	1,396	2,425
B	593	976	1,460	2,524
C	293	701	1,235	2,698
R	143	569	1,022	2,279

Expense Example, No Redemption Delaware Foundation Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	701	1,235	2,524
C	193	701	1,235	2,698

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

What are the Fund's principal investment strategies?
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 80% policy weight (55-90% range)
  U.S. Equity Asset Class: 40% policy weight (15-50% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 30% policy weight (15-50% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 10% policy weight (0-20% range)
Fixed Income Asset Class: 20% policy weight (10-45% range)
  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
  o Diversified Fixed Income: 18% policy weight (10-40% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 16.13% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.59% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Foundation Growth Allocation Fund	1 Year	5 Years	10 Years	Since Inception
A After Taxes on Distibutions	4.94%	1.47%	2.48%
A After Taxes on Distibutions and Sale of Fund Shares	3.57%	1.68%	2.39%
A	5.50%	2.25%	2.96%
B	5.50%	2.30%	2.95%
C	10.09%	2.69%	2.78%
R	11.65%	3.22%		6.50%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Shareholder Fees	0 Months Ended
	Feb. 15, 2011
Delaware Foundation Conservative Allocation Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Conservative Allocation Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
Delaware Foundation Conservative Allocation Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Delaware Foundation Conservative Allocation Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Growth Allocation Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Growth Allocation Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
Delaware Foundation Growth Allocation Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Delaware Foundation Growth Allocation Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Moderate Allocation Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Moderate Allocation Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
Delaware Foundation Moderate Allocation Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Delaware Foundation Moderate Allocation Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Equity Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Foundation Equity Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
Delaware Foundation Equity Fund | R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual Fund Operating Expenses	0 Months Ended
	Feb. 15, 2011
Delaware Foundation Conservative Allocation Fund | A
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other Expenses	0.60%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.44%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Delaware Foundation Conservative Allocation Fund | B
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.60%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	2.27%
Fee waivers and expense reimbursements	(0.39%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
Delaware Foundation Conservative Allocation Fund | C
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.60%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	2.27%
Fee waivers and expense reimbursements	(0.39%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
Delaware Foundation Conservative Allocation Fund | Institutional
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	none
Other Expenses	0.60%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.39%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Delaware Foundation Conservative Allocation Fund | R
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.60%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	1.87%
Fee waivers and expense reimbursements	(0.49%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.38%
Delaware Foundation Growth Allocation Fund | A
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other Expenses	0.71%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.55%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Delaware Foundation Growth Allocation Fund | B
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.71%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	2.40%
Fee waivers and expense reimbursements	(0.50%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
Delaware Foundation Growth Allocation Fund | C
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.71%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	2.40%
Fee waivers and expense reimbursements	(0.50%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
Delaware Foundation Growth Allocation Fund | Institutional
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	none
Other Expenses	0.71%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	1.40%
Fee waivers and expense reimbursements	(0.50%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Foundation Growth Allocation Fund | R
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.71%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.60%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
Delaware Foundation Moderate Allocation Fund | A
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.27%
Other Expenses	0.41%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.24%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Delaware Foundation Moderate Allocation Fund | B
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.41%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements	(0.20%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
Delaware Foundation Moderate Allocation Fund | C
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	0.41%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements	(0.20%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
Delaware Foundation Moderate Allocation Fund | Institutional
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	none
Other Expenses	0.41%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.20%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Delaware Foundation Moderate Allocation Fund | R
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.41%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.30%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
Delaware Foundation Equity Fund | A
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other Expenses	18.20%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	19.19%
Fee waivers and expense reimbursements	(17.99%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Delaware Foundation Equity Fund | C
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other Expenses	18.20%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	19.89%
Fee waivers and expense reimbursements	(17.94%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Delaware Foundation Equity Fund | Institutional
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	none
Other Expenses	18.20%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	18.89%
Fee waivers and expense reimbursements	(17.94%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Delaware Foundation Equity Fund | R
Operating Expenses:
Management Fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other Expenses	18.20%
Acquired fund fees and expenses	0.04%	[1]
Total annual fund operating expenses	19.49%
Fee waivers and expense reimbursements	(18.04%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%

[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50%, respectively, of average daily net assets. These waivers and reimbursements may be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

[3]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[4]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

[5]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[6]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% (currently waived to 0.25%) on all shares acquired on or after June 1, 1992.

[7]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fee from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

[8]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Annual Total Returns	0 Months Ended
Feb. 15, 2011
Delaware Foundation Conservative Allocation Fund | A
Bar Chart Table:
Annual Return 2001	(1.41%)
Annual Return 2002	(5.26%)
Annual Return 2003	16.89%
Annual Return 2004	7.09%
Annual Return 2005	4.27%
Annual Return 2006	8.39%
Annual Return 2007	4.20%
Annual Return 2008	(14.40%)
Annual Return 2009	25.41%
Annual Return 2010	9.70%
Delaware Foundation Conservative Allocation Fund | Institutional
Bar Chart Table:
Annual Return 2001	(1.28%)
Annual Return 2002	(5.02%)
Annual Return 2003	17.30%
Annual Return 2004	7.33%
Annual Return 2005	4.40%
Annual Return 2006	8.76%
Annual Return 2007	4.45%
Annual Return 2008	(14.16%)
Annual Return 2009	25.66%
Annual Return 2010	9.96%
Delaware Foundation Growth Allocation Fund | A
Bar Chart Table:
Annual Return 2001	(7.77%)
Annual Return 2002	(15.90%)
Annual Return 2003	28.22%
Annual Return 2004	11.89%
Annual Return 2005	7.51%
Annual Return 2006	11.61%
Annual Return 2007	5.59%
Annual Return 2008	(31.31%)
Annual Return 2009	30.86%
Annual Return 2010	11.98%
Delaware Foundation Growth Allocation Fund | Institutional
Bar Chart Table:
Annual Return 2001	(7.42%)
Annual Return 2002	(15.68%)
Annual Return 2003	28.36%
Annual Return 2004	12.28%
Annual Return 2005	7.76%
Annual Return 2006	11.97%
Annual Return 2007	5.74%
Annual Return 2008	(31.13%)
Annual Return 2009	31.34%
Annual Return 2010	12.07%
Delaware Foundation Moderate Allocation Fund | A
Bar Chart Table:
Annual Return 2001	(4.46%)
Annual Return 2002	(10.43%)
Annual Return 2003	23.32%
Annual Return 2004	9.50%
Annual Return 2005	5.83%
Annual Return 2006	9.83%
Annual Return 2007	4.65%
Annual Return 2008	(22.17%)
Annual Return 2009	27.52%
Annual Return 2010	11.11%
Delaware Foundation Moderate Allocation Fund | Institutional
Bar Chart Table:
Annual Return 2001	(4.22%)
Annual Return 2002	(10.09%)
Annual Return 2003	23.60%
Annual Return 2004	9.75%
Annual Return 2005	6.08%
Annual Return 2006	10.19%
Annual Return 2007	4.91%
Annual Return 2008	(22.01%)
Annual Return 2009	27.78%
Annual Return 2010	11.36%
Delaware Foundation Equity Fund | A
Bar Chart Table:
Annual Return 2010	13.76%
Delaware Foundation Equity Fund | Institutional
Bar Chart Table:
Annual Return 2010	14.03%

Average Annual Total Returns	0 Months Ended
Feb. 15, 2011
Delaware Foundation Conservative Allocation Fund | A
Average Annual Return:
1 Year	3.37%
5 Years	4.62%
10 Years	4.34%
Delaware Foundation Conservative Allocation Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	1.65%
5 Years	3.49%
10 Years	3.32%
Delaware Foundation Conservative Allocation Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	2.40%
5 Years	3.35%
10 Years	3.14%
Delaware Foundation Conservative Allocation Fund | B
Average Annual Return:
1 Year	3.37%
5 Years	4.87%
10 Years	4.32%
Delaware Foundation Conservative Allocation Fund | C
Average Annual Return:
1 Year	7.75%
5 Years	5.07%
10 Years	4.14%
Delaware Foundation Conservative Allocation Fund | Institutional
Average Annual Return:
1 Year	9.96%
5 Years	6.15%
10 Years	5.20%
Delaware Foundation Conservative Allocation Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	8.04%
5 Years	4.92%
10 Years	4.09%
Delaware Foundation Conservative Allocation Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	6.69%
5 Years	4.62%
10 Years	3.86%
Delaware Foundation Conservative Allocation Fund | R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 Year	9.42%
5 Years	5.61%
Since Inception	6.15%
Delaware Foundation Conservative Allocation Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Delaware Foundation Growth Allocation Fund | A
Average Annual Return:
1 Year	5.50%
5 Years	2.25%
10 Years	2.96%
Delaware Foundation Growth Allocation Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	4.94%
5 Years	1.47%
10 Years	2.48%
Delaware Foundation Growth Allocation Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	3.57%
5 Years	1.68%
10 Years	2.39%
Delaware Foundation Growth Allocation Fund | B
Average Annual Return:
1 Year	5.50%
5 Years	2.30%
10 Years	2.95%
Delaware Foundation Growth Allocation Fund | C
Average Annual Return:
1 Year	10.09%
5 Years	2.69%
10 Years	2.78%
Delaware Foundation Growth Allocation Fund | Institutional
Average Annual Return:
1 Year	12.07%
5 Years	3.72%
10 Years	3.82%
Delaware Foundation Growth Allocation Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	11.39%
5 Years	2.89%
10 Years	3.29%
Delaware Foundation Growth Allocation Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	7.85%
5 Years	2.93%
10 Years	3.13%
Delaware Foundation Growth Allocation Fund | R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 Year	11.65%
5 Years	3.22%
Since Inception	6.50%
Delaware Foundation Growth Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Delaware Foundation Moderate Allocation Fund | A
Average Annual Return:
1 Year	4.72%
5 Years	3.62%
10 Years	3.86%
Delaware Foundation Moderate Allocation Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	3.95%
5 Years	2.90%
10 Years	3.26%
Delaware Foundation Moderate Allocation Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	3.03%
5 Years	2.74%
10 Years	3.01%
Delaware Foundation Moderate Allocation Fund | B
Average Annual Return:
1 Year	4.72%
5 Years	3.68%
10 Years	3.86%
Delaware Foundation Moderate Allocation Fund | C
Average Annual Return:
1 Year	9.24%
5 Years	4.06%
10 Years	3.70%
Delaware Foundation Moderate Allocation Fund | Institutional
Average Annual Return:
1 Year	11.36%
5 Years	5.11%
10 Years	4.75%
Delaware Foundation Moderate Allocation Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	10.46%
5 Years	4.30%
10 Years	4.06%
Delaware Foundation Moderate Allocation Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	7.34%
5 Years	3.99%
10 Years	3.75%
Delaware Foundation Moderate Allocation Fund | R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 Year	10.80%
5 Years	4.59%
Since Inception	6.43%
Delaware Foundation Moderate Allocation Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Delaware Foundation Moderate Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Delaware Foundation Equity Fund | A
Average Annual Return:
1 Year	7.22%
Since Inception	13.60%
Delaware Foundation Equity Fund | A | After Taxes on Distibutions
Average Annual Return:
1 Year	5.95%
Since Inception	12.42%
Delaware Foundation Equity Fund | A | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	4.74%
Since Inception	10.93%
Delaware Foundation Equity Fund | C
Average Annual Return:
1 Year	11.93%
Since Inception	17.93%
Delaware Foundation Equity Fund | Institutional
Average Annual Return:
1 Year	14.03%
Since Inception	19.05%
Delaware Foundation Equity Fund | Institutional | After Taxes on Distibutions
Average Annual Return:
1 Year	12.58%
Since Inception	17.72%
Delaware Foundation Equity Fund | Institutional | After Taxes on Distibutions and Sale of Fund Shares
Average Annual Return:
1 Year	9.17%
Since Inception	15.50%
Delaware Foundation Equity Fund | R
Average Annual Return:
1 Year	13.42%
Since Inception	18.43%
Delaware Foundation Equity Fund | MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
Since Inception	17.00%
Delaware Foundation Equity Fund | MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.21%
Since Inception	17.53%

Market Index Performance	0 Months Ended
Feb. 15, 2011
S000004198 Member | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
S000004197 Member | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
S000004196 Member | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
S000004196 Member | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
S000026306 Member | MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)
1 Year	12.67%
Since Inception	17.00%
S000026306 Member | MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)
1 Year	13.21%
Since Inception	17.53%

Label	Element	Value	Value	Value	Value		Value	Value	Value		Value		Value		Value	Value	Value		Value	Value	Value		Value	Value	Value		Value		Value		Value	Value	Value		Value	Value	Value	Value	Value		Value	Value	Value		Value		Value		Value	Value	Value		Value	Value	Value	Value	Value		Value	Value	Value		Value		Value	Value	Value		Value	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP FOUNDATION FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001048133
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Objective [Heading]	rr_ObjectiveHeading																																																														What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock																																																														Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.	Delaware Foundation Growth Allocation Fund seeks long-term capital growth.	Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.	Delaware Foundation® Equity Fund seeks long-term capital growth.	Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.	Delaware Foundation Growth Allocation Fund seeks long-term capital growth.	Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.	Delaware Foundation® Equity Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading																																																														What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock																																																														The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 8, 2010, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class" for more information.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 1, 2011, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account  Choosing a share class" for more information.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption																																																																		Shareholder fees (fees paid directly from your investment)	Shareholder fees (fees paid directly from your investment)	Shareholder fees (fees paid directly from your investment)	Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice			5.75%				none		none						none			5.75%				none		none						none				5.75%				none		none						none				5.75%				none						none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice			none				4.00%	[1]	1.00%	[1]					none			none				4.00%	[1]	1.00%	[1]					none				none				4.00%	[1]	1.00%	[1]					none				none				1.00%	[2]					none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption																																																														Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets			0.65%				0.65%		0.65%		0.65%				0.65%			0.65%				0.65%		0.65%		0.65%				0.65%				0.65%				0.65%		0.65%		0.65%				0.65%				0.65%				0.65%		0.65%				0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets			0.30%				1.00%		1.00%		none				0.60%			0.30%				1.00%		1.00%		none				0.60%				0.27%				1.00%		1.00%		none				0.60%				0.30%				1.00%		none				0.60%
Other Expenses	rr_OtherExpensesOverAssets			0.60%				0.60%		0.60%		0.60%				0.60%			0.71%				0.71%		0.71%		0.71%				0.71%				0.41%				0.41%		0.41%		0.41%				0.41%				18.20%				18.20%		18.20%				18.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets			0.02%	[3]			0.02%	[3]	0.02%	[3]	0.02%	[3]			0.02%	[3]		0.04%	[3]			0.04%	[3]	0.04%	[3]	0.04%	[3]			0.04%	[3]			0.04%	[3]			0.04%	[3]	0.04%	[3]	0.04%	[3]			0.04%	[3]			0.04%	[3]			0.04%	[3]	0.04%	[3]			0.04%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets			1.57%				2.27%		2.27%		1.27%				1.87%			1.70%				2.40%		2.40%		1.40%				2.00%				1.37%				2.10%		2.10%		1.10%				1.70%				19.19%				19.89%		18.89%				19.49%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets			(0.44%)	[4]			(0.39%)	[4]	(0.39%)	[4]	(0.39%)	[5]			(0.49%)	[4]		(0.55%)	[6]			(0.50%)	[6]	(0.50%)	[6]	(0.50%)	[7]			(0.60%)	[6]			(0.24%)	[8]			(0.20%)	[8]	(0.20%)	[8]	(0.20%)	[7]			(0.30%)	[8]			(17.99%)	[9]			(17.94%)	[9]	(17.94%)	[10]			(18.04%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets			1.13%				1.88%		1.88%		0.88%				1.38%			1.15%				1.90%		1.90%		0.90%				1.40%				1.13%				1.90%		1.90%		0.90%				1.40%				1.20%				1.95%		0.95%				1.45%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading																																																														Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading																																																														Example	Example	Example	Example	Example	Example	Example	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01			684				$ 591		$ 291		90				141			685				$ 593		293		92				143				$ 684				593		$ 293		92				143				690				298		97				148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03			1,002				947		672		364				540			1,029				976		701		394				569				962				914		639		330				506				3,931				3,710		3,501				3,620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05			1,342				1,405		1,180		660				965			1,396				1,460		1,235		718				1,022				1,260				1,336		1,111		587				895				6,318				6,253		6,025				6,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10			2,300				2,399		2,575		1,500				2,150			2,425				2,524		2,698		1,636				2,279				2,107				2,229		2,415		1,322				1,984				9,882				9,953		9,837				9,909
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01							191		191													193		193														193		193														198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03							672		672													701		701														639		639														3,710
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05							1,180		1,180													1,235		1,235														1,111		1,111														6,253
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10							$ 2,399		$ 2,575													$ 2,524		2,698														2,229		$ 2,415														9,953
Strategy [Heading]	rr_StrategyHeading																																																														What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?		What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 40% policy weight (20-50% range)
  U.S. Equity Asset Class: 20% policy weight (5-30% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 15% weight (5-30% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 5% policy weight (0-10% range)
Fixed Income Asset Class: 60% policy weight (50-80% range)
  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
  o Diversified Fixed Income: 58% policy weight (30-70% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 80% policy weight (55-90% range)
  U.S. Equity Asset Class: 40% policy weight (15-50% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 30% policy weight (15-50% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 10% policy weight (0-20% range)
Fixed Income Asset Class: 20% policy weight (10-45% range)
  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
  o Diversified Fixed Income: 18% policy weight (10-40% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 60% policy weight (40-70% range)
  U.S. Equity Asset Class: 30% policy weight (10-40% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 22.5% policy weight (10-40% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range) o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)
Fixed Income Asset Class: 40% policy weight (30-60% range)
  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
  o Diversified Fixed Income: 38% policy weight (20-50% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 98% policy weight (80-100% range)
  U.S. Equity Asset Class: 49% policy weight (20-70% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 37% policy weight (15-60% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)
Fixed Income Asset Class: 2% policy weight (0-20% range)
  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
  o Diversified Fixed Income: 0% policy weight (0-10% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 40% policy weight (20-50% range)

  U.S. Equity Asset Class: 20% policy weight (5-30% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core

  International Equity Asset Class: 15% weight (5-30% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 5% policy weight (0-10% range)

Fixed Income Asset Class: 60% policy weight (50-80% range)

  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
  o Diversified Fixed Income: 58% policy weight (30-70% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 80% policy weight (55-90% range)
  U.S. Equity Asset Class: 40% policy weight (15-50% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 30% policy weight (15-50% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 10% policy weight (0-20% range)
Fixed Income Asset Class: 20% policy weight (10-45% range)
  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
  o Diversified Fixed Income: 18% policy weight (10-40% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 60% policy weight (40-70% range)
  U.S. Equity Asset Class: 30% policy weight (10-40% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 22.5% policy weight (10-40% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)
Fixed Income Asset Class: 40% policy weight (30-60% range)
  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
  o Diversified Fixed Income: 38% policy weight (20-50% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.
Equity Asset Class: 98% policy weight (80-100% range)
  U.S. Equity Asset Class: 49% policy weight (20-70% range)
  o U.S. Large Cap Core
  o U.S. Large Cap Growth
  o U.S. Large Cap Value
  o U.S. Small Cap Core
  International Equity Asset Class: 37% policy weight (15-60% range)
  o International Value
  o International Growth
  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
  o U.S. Real Estate
  o Global Ex-U.S. Real Estate
  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)
Fixed Income Asset Class: 2% policy weight (0-20% range)
  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
  o Diversified Fixed Income: 0% policy weight (0-10% range)
  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

Risk [Heading]	rr_RiskHeading																																																														What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk - The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:
Investments not guaranteed by the Manager or its affiliates - Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk - The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk - The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk - The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Derivatives risk - Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Liquidity risk - The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Government/regulatory risk - The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading																																																														How has Delaware Foundation® Conservative Allocation Fund performed?	How has Delaware Foundation® Growth Allocation Fund performed?	How has Delaware Foundation® Moderate Allocation Fund performed?	How has Delaware Foundation® Equity Fund performed?	How has Delaware Foundation® Conservative Allocation Fund performed?	How has Delaware Foundation® Growth Allocation Fund performed?	How has Delaware Foundation® Moderate Allocation Fund performed?	How has Delaware Foundation® Equity Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading																																																														Year-by-year total return (Institutional Class)	Year-by-year total return (Institutional Class)	Year-by-year total return (Institutional Class)	Year-by-year total return (Institutional Class)	Year-by-year total return (Class A)	Year-by-year total return (Class A)	Year-by-year total return (Class A)	Year-by-year total return (Class A)
Annual Return 2001	rr_AnnualReturn2001			(1.41%)								(1.28%)							(7.77%)								(7.42%)								(4.46%)								(4.22%)
Annual Return 2002	rr_AnnualReturn2002			(5.26%)								(5.02%)							(15.90%)								(15.68%)								(10.43%)								(10.09%)
Annual Return 2003	rr_AnnualReturn2003			16.89%								17.30%							28.22%								28.36%								23.32%								23.60%
Annual Return 2004	rr_AnnualReturn2004			7.09%								7.33%							11.89%								12.28%								9.50%								9.75%
Annual Return 2005	rr_AnnualReturn2005			4.27%								4.40%							7.51%								7.76%								5.83%								6.08%
Annual Return 2006	rr_AnnualReturn2006			8.39%								8.76%							11.61%								11.97%								9.83%								10.19%
Annual Return 2007	rr_AnnualReturn2007			4.20%								4.45%							5.59%								5.74%								4.65%								4.91%
Annual Return 2008	rr_AnnualReturn2008			(14.40%)								(14.16%)							(31.31%)								(31.13%)								(22.17%)								(22.01%)
Annual Return 2009	rr_AnnualReturn2009			25.41%								25.66%							30.86%								31.34%								27.52%								27.78%
Annual Return 2010	rr_AnnualReturn2010			9.70%								9.96%							11.98%								12.07%								11.11%								11.36%								13.76%						14.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.92% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.91% for the quarter ended September 30, 2002.

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 16.05% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 14.27% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.22% for the quarter ended June 30, 2010.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.83% for the quarter ended September 30, 2009, and its lowest quarterly return was -5.98% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 16.13% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.59% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.92% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

During the period illustrated in this bar chart, Class A's highest quarterly return was 14.29% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.32% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading																																																														Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Label	rr_AverageAnnualReturnLabel															(lifetime: 6/2/03-12/31/10)															(lifetime: 6/2/03-12/31/10)																(lifetime: 6/2/03-12/31/10)
1 Year	rr_AverageAnnualReturnYear01		6.54%	3.37%		1.65%	2.40%	3.37%		7.75%		9.96%		8.04%	6.69%	9.42%		15.06%	5.50%		4.94%	3.57%	5.50%		10.09%		12.07%		11.39%	7.85%	11.65%		6.54%	15.06%	4.72%		3.95%	3.03%	4.72%		9.24%		11.36%		10.46%	7.34%	10.80%		12.67%	13.21%	7.22%		5.95%	4.74%	11.93%		14.03%		12.58%	9.17%	13.42%
5 Years	rr_AverageAnnualReturnYear05		5.80%	4.62%		3.49%	3.35%	4.87%		5.07%		6.15%		4.92%	4.62%	5.61%		2.29%	2.25%		1.47%	1.68%	2.30%		2.69%		3.72%		2.89%	2.93%	3.22%		5.80%	2.29%	3.62%		2.90%	2.74%	3.68%		4.06%		5.11%		4.30%	3.99%	4.59%
10 Years	rr_AverageAnnualReturnYear10		5.84%	4.34%		3.32%	3.14%	4.32%		4.14%		5.20%		4.09%	3.86%			1.41%	2.96%		2.48%	2.39%	2.95%		2.78%		3.82%		3.29%	3.13%			5.84%	1.41%	3.86%		3.26%	3.01%	3.86%		3.70%		4.75%		4.06%	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception															6.15%															6.50%																6.43%		17.00%	17.53%	13.60%		12.42%	10.93%	17.93%		19.05%		17.72%	15.50%	18.43%

[1]
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[3]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[4]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50%, respectively, of average daily net assets. These waivers and reimbursements may be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

[5]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[6]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

[7]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[8]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% (currently waived to 0.25%) on all shares acquired on or after June 1, 1992.

[9]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fee from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

[10]
The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.